UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-PX

annual report of proxy voting record of
registered management investment company

Investment Company Act file number: 811- 23296

Dreyfus Institutional Liquidity Funds

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286

(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400

Date of fiscal year end: 11/30

Date of reporting period: July 1, 2020-June 30, 2021

Item 1. Proxy Voting Record

Dreyfus Institutional Liquidity Funds
-Dreyfus Treasury and Agency Liquidity Money Market Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Liquidity Funds

By: /s/ David DiPetrillo David DiPetrillo President (Principal Executive Officer)

Date:	July 26, 2021